PGIM TIPS Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	98 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.29%	[2],[3]
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.83%	1.87%	2.37%	[3]
R6
Prospectus [Line Items]
Average Annual Return, Percent			1.80%	1.52%	1.95%
Performance Inception Date		Nov. 15, 2016
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.01%)	(0.57%)	0.22%
Performance Inception Date		Nov. 15, 2016
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.06%	0.36%	0.80%
Performance Inception Date		Nov. 15, 2016

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.